Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases agreements
	RMB	US$

2019	64,986	9,452
2020	30,904	4,495
2021	11,061	1,609
2022	744	108
2023 and thereafter	255	37
Total	107,950	15,701

Schedule of future minimum capital commitmentsfor renovating expense under non-cancellable agreement
	RMB	US$

2019	804	117
2020 and thereafter	-	-
Total	804	117